Performance Management - Palm Valley Capital Fund	Apr. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s past performance. The bar chart shows how the Fund’s Investor Class shares have varied for each full calendar year shown. The table below the bar chart compares the Fund’s average annual total returns for the periods shown with that of a broad-based securities index and an additional index that the Adviser believes more closely reflects the market segment in which the Fund primarily invests. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information is available on the Fund’s website at www.palmvalleyfunds.com/mutual-fund or by calling the Fund toll-free at 1-888-224-7256 (PALM).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s past performance.
Performance Additional Market Index [Text]	The table below the bar chart compares the Fund’s average annual total returns for the periods shown with that of a broad-based securities index and an additional index that the Adviser believes more closely reflects the market segment in which the Fund primarily invests.
Bar Chart [Heading]	Calendar Year Returns as of December 31Investor Class(1)
Bar Chart Footnotes [Text Block]	Returns shown in the bar chart are for Investor Class shares. Institutional Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different sales charges and expenses.
Bar Chart Closing [Text Block]
During the period shown in the bar chart, the best performance for a quarter was 10.74% (for the quarter ended June 30, 2020) and the worst performance was -1.83% (for the quarter ended September 30, 2022).

Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	10.74%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(1.83%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides a tax deduction that may benefit the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only and will vary for Institutional Class shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
Institutional Class shares commenced operations on October 30, 2023. Performance information shown for Institutional Class shares prior to its inception (5 Years and Since Inception columns) reflects the performance of the Investor Class shares, adjusted to reflect Institutional Class expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and will vary for Institutional Class shares. The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides a tax deduction that may benefit the investor.

The S&P SmallCap 600 Index seeks to measure the small-cap segment of the U.S. equity market. Specifically, the S&P SmallCap 600 Index is designed to measure the performance of 600 small-sized companies in the U.S.. The S&P 500 TR Index is a market-cap-weighted index of large-capitalization U.S. companies that includes 500 leading companies and covers approximately 80% of available market capitalization.

Performance Availability Website Address [Text]	www.palmvalleyfunds.com/mutual-fund
Performance Availability Phone [Text]	1-888-224-7256